Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exploration and Evaluation Assets [Abstract]
Opening Balance – Cost	$ 1,613	$ 1,520
Additions	439	303	$ 188
Transfers to property, plant and equipment (see Note 14)	(372)	(210)
Closing Balance – Cost	1,680	1,613	$ 1,520
Accumulated Impairment	(626)	(626)
Carrying value	$ 1,054	$ 987